Note 13 - Earnings Per Share (Details Textual) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Number of Shares Outstanding, Diluted, Adjustment (in shares)	23,062	4,780	8,546